IMPAIRMENT AND OTHER LOSSES	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
IMPAIRMENT AND OTHER LOSSES
3.	IMPAIRMENT AND OTHER LOSSES

Goodwill Impairment Assessment

Due to a decline in the market value of the Company’s unit values and the Company’s significant under-performance relative to historical or projected future operating results noted during the nine months ended September 30, 2019, management conducted an interim goodwill impairment assessment as of September 30, 2019. As a result of such assessment, management concluded on November 4, 2019 that the carrying value of the only reporting unit to which the Company allocated its goodwill, Cemetery Operations, exceeded its fair value, and the Company’s goodwill was fully impaired as of September 30, 2019. The Company recognized a $24.9 million impairment charge included in Loss on impairment of goodwill in the accompanying consolidated statement of operations for the year ended December 31, 2019. Refer to Note 9 Goodwill and Intangible Assets for further details on the Company’s goodwill.

Impairment of Long-Lived Assets

During each reporting period for the years ended December 31, 2019 and 2018, the Company performed step 1 of the ASC 360 Asset Impairment Test and identified all cemetery property and funeral home locations with an operating loss for the current reporting period, a trend of operating losses over the current fiscal year and/or a trend of operating losses over the previous five fiscal years. Of those locations identified during step 1, the Company recorded impairments for those locations for which step 2 of the ASC 360 Asset Impairment Test indicated the locations’ carrying values may not be recoverable. As a result of performing step 1 and step 2 of the ASC 360 Asset Impairment Test, the Company recorded a $2.8 million impairment charge for certain cemetery property locations, which is included in Other losses, net in the accompanying consolidated statements of operations, during each of the years ended December 31, 2019 and 2018.

Termination of Management Agreement

The Company operates certain of its cemeteries under long-term leases, operating agreements and management agreements. On May 10, 2019, the Company terminated one of the management agreements and recorded a $2.1 million loss, which is included in Other losses, net in the accompanying consolidated statement of operations for the year ended December 31, 2019.

Inventory

Merchandise is sold to both at-need and pre-need customers. Merchandise allocated to service pre-need contractual obligations is recorded at cost and managed and stored by the Company until the Company services the underlying customer contract.

Merchandise stored at certain locations may be exposed to changes in weather conditions. Primarily due to weather related deterioration over a number of years, the Company recorded inventory impairment charges of approximately $3.4 million for the year ended December 31, 2018. This impairment loss related to damaged and excess inventory and is included in Cost of goods sold for the year ended December 31, 2018 in the accompanying consolidated statement of operations as this merchandise was utilized to fulfill the Company’s contractual obligations to at-need and pre-need customers.

Due to enhanced inventory control procedures implemented in late 2018, the Company determined that certain merchandise inventory allocated to pre-need customers had been damaged due to weather related deterioration occurring over a number of years or had otherwise been deemed impractical for use by management as a result of past operating practices relating to inventory. During 2019 and 2018, the Company recorded estimated impairment losses of approximately $2.6 million and $8.9 million, respectively, related to this damaged and unusable merchandise. The impairment losses are included in Other losses in the accompanying consolidated statements of operations for the years ended December 31, 2019 and 2018. The losses recorded represent management’s best estimate, and were based on estimates and assumptions that have been deemed reasonable by management and included percentages of merchandise deemed unusable. Management’s assessment process relied on estimates and assumptions that are inherently uncertain, and unanticipated events or circumstances may occur that might cause the Company to change those estimates and assumptions.

Software

During 2017 and 2018, the Company initiated two software implementation projects to enhance its Lawson ERP System with a cash reconciliation module and lease accounting module, respectively. However, during the fourth quarter of 2019, the Company determined these two software implementation projects were not viable and terminated them. The Company recognized a $0.5 million impairment related to these two unviable software implementation projects.